As filed with the Securities and Exchange Commission on June 1, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21278

                       RYDEX CAPITAL PARTNERS SPHINX FUND
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                 (301) 296-5100

                            Joanna Haigney, Secretary
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                 (301) 296-5100

                                    Copy to:

                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue N.W.
                             Washington, D.C. 20004

                     Date of fiscal year end: March 31, 2005

                    Date of reporting period: March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS
[GRAPHICS OF RYDEX CAPITAL PARTNERS SPHINX FUND]

                                                                  MARCH 31, 2005
                                              RYDEX CAPITAL PARTNERS SPHINX FUND
                                                                   ANNUAL REPORT

                                     [LOGO OF RYDEXINVESTMENTS] RYDEXINVESTMENTS
                                                ESSENTIAL FOR MODERN MARKETS(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

                                                                 ANNUAL REPORT 1

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER FROM THE PRESIDENT  ................................................    2

SCHEDULE OF INVESTMENTS  ..................................................    5

STATEMENT OF ASSETS AND LIABILITIES  ......................................    8

STATEMENT OF OPERATIONS  ..................................................    9

STATEMENT OF CHANGES IN NET ASSETS  .......................................   10

STATEMENT OF CASH FLOWS  ..................................................   11

FINANCIAL HIGHLIGHTS  .....................................................   12

NOTES TO FINANCIAL STATEMENTS  ............................................   13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM   .................   22

ADDITIONAL INFORMATION  ...................................................   23

2

--------------------------------------------------------------------------------
DEAR SHAREHOLDER:

The year ended March 31, 2005 was a difficult one for investors in almost all asset classes. Markets were--for the most part--range-bound, meaning performance was confined to limited gains or losses, as investors struggled with concerns driven by widening deficits, record energy prices, inflation worries, slowing earnings growth, rising interest rates and the specter of continuing geopolitical dangers such as weapons proliferation and terrorism. Balancing these concerns were some powerful positives, however. Consumer sentiment and spending remained buoyant throughout the 12-month period, both interest rates and inflation remained low and equity valuations were in line with historical averages. To this it should be added that, although the U.S. economy's ability to generate meaningful job growth was somewhat of a disappointment, unemployment remained quite low by historical standards. Finally, the evident progress in the war in Iraq served to bolster investor confidence.

Investment returns during this 12-month period reflected this tug-of-war. The Dow Jones Industrial Average was able to eke out only a 3.56% gain, while the broader S&P 500(R) Index rose 6.69%. Equity investors remained wary of highly valued tech stocks as demonstrated by the 0.83% gain in the tech-heavy Nasdaq Composite. Investors' four-year-long love affair with smaller stocks also began to wane during this period. The small cap Russell 2000 Index returned 5.41%, trailing the large-cap S&P by over 1.30%.

For investors in international stocks, one additional macroeconomic trend--the continuing decline in the exchange value of the U.S. dollar--represented a significant boost to investment returns. The MSCI EAFE Index, which is the broadest proxy for international stocks in the developed world, returned +11.04%. Likewise, stocks in the developing markets were strong performers as the MSCI EM Index returned 13.05% when translated back into U.S. dollars.

The challenge for stock investors during this 12-month period was a distinct lack of market direction. Markets look forward and, although the earnings environment can be described as positive, it can also be described as slowing. S&P earnings for 2004 were up 20%, but by the first quarter, the year-over-year pace had slowed to +7.5%. Valuations did not represent a headwind, but higher energy prices certainly did. As oil prices rose to a record $57/barrel, stocks pulled back. In fact, throughout much of the year, the relationship between oil prices and stocks was inverse and predictable. If you knew where oil was going, you knew where stocks were going.

After being the most widely anticipated bond market development that didn't happen in 2004, long-term interest rates finally rose. Over the past twelve months, the Lehman Aggregate Bond Index appreciated a modest 1.14%. The 10-Year Treasury Note finished the first quarter yielding 4.48% from a starting point near 3.84% a year earlier. Certainly the seven consecutive increases in the Federal Funds Rate beginning in the second quarter of 2004 played a role, however, other factors were at work. Primary among these were concerns over the exchange value of the greenback. Record federal budget and current account deficits prompted concern that foreign central banks would

                                                                 ANNUAL REPORT 3

--------------------------------------------------------------------------------
cease or curtail purchases of U.S. Treasury securities, necessitating a substantial increase in interest rates in order to attract overseas capital.

Inflation worries also rose to the fore during this period. In addition to rising energy prices, commodity prices rose across the board as the voracious Chinese economy sucked up raw materials at a tremendous rate. The adage that China inflates what it imports and deflates what it exports was certainly true during this period. So while inflation remained in check, it was an uneasy balancing act.

Against this market backdrop, the Rydex Capital Partners SPhinX Fund (the "Fund") experienced a modest decline of (-0.35%) over the past twelve fiscal months. The performance of the Fund is designed to reflect the underlying performance of the S&P Hedge Fund Index (the "Index"). To accomplish this, investor capital is allocated in the same managers and proportion as the Index. The primary difference between the Index performance and Fund performance is the operational costs associated with managing the Fund. Further commentary will follow after a discussion of the Fund's past two quarters performance.

The fourth calendar quarter of 2004 (third fiscal quarter of the Fund) was exceptional for the Fund. The gain of nearly 3% was the best of any quarter since inception and was fueled by significant gains in managed futures (up 8%) and long/short equity (up 7%). The Event Driven strategies also experienced robust gains, with Distressed and Special Situation strategies up nearly 5.5% and 3.5%, respectively. It is not surprising that during this strong directional run that Market Neutral strategies experienced a challenging environment, being the only strategy that had a losing quarter, down approximately (-1.5%).

The first quarter of 2005 has acted very much like 2004. Volatility among the major indices has remained at historically low levels and correlations among equity securities remains generally high, suggesting a high degree of macro environment risk. Meanwhile, credit spreads have measurably widened, which has punished convertible arbitrage strategies to the tune of over (-4.5%). Like the second quarter in 2004, managed futures trading has not been able to benefit from any sustained trends. Instead, as a group, the strategy has also lost over (-4.5%) for the quarter. The only strategies that have provided some relief in first quarter '05 have been those benefiting from the rise in interest rates, namely the Fixed Income Arbitrage and Market Neutral strategies.

Over the past year, the Fund has not performed as well as hoped. The general market environment has been extremely challenging for most strategies and this is demonstrated by the lack of significant capital appreciation across any strategy. However, one notable positive has been that volatility has been lower than even the Lehman Aggregate Bond Index, which suggests that the equal allocation and diversification across nine distinct investment strategies has provided some benefit, especially if the Fund is part of a more aggressive and volatile portfolio.

Turning to Fund operations, the Adviser is encouraged by the improved tracking to its Index. Over the past year, the Fund experienced only 4 basis points of tracking error

4

--------------------------------------------------------------------------------
beyond the Fund's 1.95% expense ratio. The Adviser is working on identifying opportunities to improve and narrow the overall tracking to its Index and hopes to introduce incremental changes over the upcoming year.

Meanwhile, the upcoming year could be more of the same. Global macro risks still seem to prevail over the equity market and volatility has remained at historically depressed levels. Neither of these attributes are helpful for absolute return strategies. On the other hand, a substantial re-acceleration in corporate earnings growth, a precipitous decline in interest rates and/or energy prices and a rapid improvement in the federal budget and trade deficits could bring upside potential in the equity markets. Downside risks include a freefall in the exchange value of the U.S. dollar and a dramatic spike in inflation and interest rates (though this seems remote). Going into the year, economic growth remains sound, inflation is tame and interest rates remain at historical lows. The year will undoubtedly be a challenge, but, as always, opportunities will exist for savvy managers.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,

/s/ Michael P. Byrum

Michael P. Byrum, CFA
President, Rydex Capital Partners

                                                                 ANNUAL REPORT 5

RYDEX CAPITAL PARTNERS SPHINX FUND
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005
--------------------------------------------------------------------------------

                                                                                                                  FAIR
                                                                                                                 VALUE
                                                                            SHARES              COST          (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO FUNDS*--99.9%

   SPHINX CONVERTIBLE ARBITRAGE--10.7%
   Clinton Portfolio ..................................................      5,298      $  5,752,039      $  5,439,737
   Deephaven Convertible Trading Portfolio ............................      5,361         5,808,232         5,685,485
   Forest Global Convertible Series A Class 5 Portfolio................      5,178         5,871,391         5,773,491
   SSI Hedged Convertible Market-Neutral Portfolio ....................      4,709         5,809,915         5,587,622
   TQA Vantage Portfolio ..............................................      4,963         5,863,172         5,721,046
                                                                                        ------------      ------------
                                                                                          29,104,749        28,207,381
                                                                                        ------------      ------------
   SPHINX DISTRESSED--11.4%
   Contrarian Capital Senior Secured Offshore Portfolio................      5,029         6,809,344         7,531,999
   MW Post Opportunity Portfolio.......................................      4,220         6,923,224         7,355,992
   RCG Carpathia Portfolio ............................................      5,920         7,064,722         7,769,936
   Varde Portfolio ....................................................      5,035         6,854,355         7,400,296
                                                                                        ------------      ------------
                                                                                          27,651,645        30,058,223
                                                                                        ------------      ------------
   SPHINX EQUITY MARKET NEUTRAL--11.4%
   First Quadrant Portfolio ...........................................      6,147         5,866,073         5,956,426
   GLC Portfolio ......................................................      6,459         6,238,607         6,403,853
   Martingale .........................................................      6,465         6,248,912         5,944,483
   Salus Capital Portfolio.............................................      6,039         5,969,541         5,936,577
   Thales International Portfolio .....................................      5,514         5,532,552         5,969,976
                                                                                        ------------      ------------
                                                                                          29,855,685        30,211,315
                                                                                        ------------      ------------
   SPHINX FIXED INCOME ARBITRAGE--11.3%
   Concordia Portfolio ................................................      6,518         5,876,047         6,121,251
   DCM Portfolio ......................................................      5,346         5,625,495         5,957,269
   Ellington Mortgage Portfolio .......................................      4,580         5,340,475         5,999,661
   MKP Offshore Portfolio .............................................      5,042         5,656,159         5,762,123
   West Side Advisors Portfolio .......................................      5,569         5,563,835         5,908,074
                                                                                        ------------      ------------
                                                                                          28,062,011        29,748,378
                                                                                        ------------      ------------
   SPHINX LONG/SHORT EQUITY--11.0%
   Chilton Investment Partners Portfolio ..............................      5,770         5,358,490         6,083,529
   Cumberland Portfolio ...............................................      3,783         5,372,779         5,618,063
   L.G.O. Portfolio ...................................................      4,881         5,657,043         5,710,083
   Omega Overseas Partners Class A Portfolio ..........................      3,770         5,243,191         5,909,665
   Sparx Long-Short Portfolio .........................................      4,442         5,649,888         5,799,974
                                                                                        ------------      ------------
                                                                                          27,281,391        29,121,314
                                                                                        ------------      ------------

The accompanying notes are an integral part of the financial statements.

6

RYDEX CAPITAL PARTNERS SPHINX FUND
SCHEDULE OF INVESTMENTS (continued)                               MARCH 31, 2005
--------------------------------------------------------------------------------

                                                                                                                  FAIR
                                                                                                                 VALUE
                                                                            SHARES              COST          (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
   SPHINX MACRO--11.0%
   Big Sky Global Vision Portfolio ....................................      6,491      $  7,485,302      $  7,206,266
   Epoch Overseas Portfolio ...........................................      8,369         7,691,385         7,207,379
   Millenium Global Currency Portfolio ................................      6,974         7,027,368         7,176,470
   Vega Global Portfolio ..............................................      6,123         7,191,202         7,438,463
                                                                                        ------------      ------------
                                                                                          29,395,257        29,028,578
                                                                                        ------------      ------------
   SPHINX MANAGED FUTURES--10.7%
   SPhinX Managed Futures Fund Ltd.....................................     23,785        27,913,141        28,135,952
                                                                                        ------------      ------------
   SPHINX MERGER ARBITRAGE--11.3%
   Aetos Portfolio ....................................................      7,121         7,245,268         7,424,406
   Gabelli ............................................................      7,337         7,337,528         7,427,385
   Kellner DiLeo Portfolio.............................................      6,823         7,174,443         7,551,471
   The Merger Fund ....................................................      6,770         7,265,586         7,388,672
                                                                                        ------------      ------------
                                                                                          29,022,825        29,791,934
                                                                                        ------------      ------------
   SPHINX SPECIAL SITUATIONS--11.1%
   Canyon Portfolio ...................................................      3,970         5,554,990         5,905,680
   Halcyon Event-Driven Portfolio .....................................      4,962         5,670,118         5,946,865
   Mariner Portfolio ..................................................      4,670         5,768,233         5,901,097
   Metropolitan Capial Advisors International Portfolio ...............      4,874         5,661,920         5,813,268
   Para International Portfolio .......................................      4,432         5,487,004         5,819,891
                                                                                        ------------      ------------
                                                                                          28,142,265        29,386,801
                                                                                        ------------      ------------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS--99.9% ...........................                 $256,428,969      $263,689,876
                                                                                        ------------      ------------
SHORT-TERM INVESTMENTS--0.3%

MONEY MARKET FUND--0.3%
Monarch Daily Assets Cash Fund ........................................    855,486           855,486           855,486
                                                                                        ------------      ------------
TOTAL INVESTMENTS--100.2% .............................................                 $257,284,455**    $264,545,362
                                                                                        ------------      ------------
Other Liabilities in Excess of Other Assets - (0.2)%...................                                       (422,961)
                                                                                                          ------------
NET ASSETS--100.0% ....................................................                                   $264,122,401
                                                                                                          ============

  * Interests in Portfolio Funds are subject to lock-up provisions and may only be liquidated quarterly with sixty-five days notice. The next available liquidation date is June 30, 2005.

 ** Cost for Federal income tax purposes is $263,234,157 and net unrealized appreciation consists of:

Gross Unrealized Appreciation:                                     $ 3,309,008
Gross Unrealized Depreciation:                                      (1,997,803)
                                                                   -----------
Net Unrealized Appreciation (Depreciation):                        $ 1,311,205
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

                                                                 ANNUAL REPORT 7

RYDEX CAPITAL PARTNERS SPHINX FUND
SCHEDULE OF INVESTMENTS (concluded)                               MARCH 31, 2005
--------------------------------------------------------------------------------

                 PORTFOLIO HOLDINGS
               % OF TOTAL INVESTMENTS

          [PIE CHART OF PORTFOLIO HOLDINGS]

SPhinX Distressed                              11.4%
SPhinX Equity Market Neutral                   11.4%
SPhinX Merger Arbitrage                        11.3%
SPhinX Fixed Income Arbitrage                  11.2%
SPhinX Special Situations                      11.1%
SPhinX Long/Short Equity                       11.0%
SPhinX Macro                                   11.0%
SPhinX Convertible Arbitrage                   10.7%
SPhinX Managed Futures                         10.6%
Short-Term Investments                          0.3%

                      [END CHART]

The accompanying notes are an integral part of the financial statements.

8

RYDEX CAPITAL PARTNERS SPHINX FUND

STATEMENT OF
ASSETS AND LIABILITIES                                                                               MARCH 31, 2005
-------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments at fair value (Cost $257,284,455) (Note 1)  .....................................       $264,545,362
   Advance for investment in Portfolio Funds  ..................................................          7,971,565
   Receivables:
      Portfolio Funds sold  ....................................................................          2,329,336
      Interest and dividends ...................................................................                780
   Prepaid expenses  ...........................................................................              6,231
                                                                                                       ------------
   TOTAL ASSETS  ...............................................................................        274,853,274
                                                                                                       ------------
LIABILITIES
   Payables:
      Fund shares redeemed  ....................................................................         10,210,310
   Accrued Liabilities:
      Investment advisory fees (Note 2)  .......................................................            350,359
      Trustees' fees and expenses  .............................................................              4,953
      Other accrued expenses  ..................................................................            165,251
                                                                                                       ------------
   TOTAL LIABILITIES  ..........................................................................         10,730,873
                                                                                                       ------------
NET ASSETS  ....................................................................................       $264,122,401
                                                                                                       ============
COMPONENTS OF NET ASSETS
   Paid-in capital  ............................................................................       $260,924,008
   Distributable earnings:
      Distributions in excess of net investment income  ........................................         (4,467,878)
      Accumulated net realized gains on investments in Portfolio Funds  ........................            405,364
      Net unrealized appreciation of investments in Portfolio Funds  ...........................          7,260,907
                                                                                                       ------------
NET ASSETS  ....................................................................................       $264,122,401
                                                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
   Based on net assets of $264,122,401 and 2,547,138 shares outstanding
      (unlimited shares authorized)  ...........................................................       $     103.69
                                                                                                       ------------
   Maximum Offering Price Per Share ($103.69 / (1-3.00%))  .....................................       $     106.90
                                                                                                       ------------

The accompaying notes are in integral part of the financial statements.

                                                                 ANNUAL REPORT 9

RYDEX CAPITAL PARTNERS SPHINX FUND

STATEMENT OF
OPERATIONS                                                                               YEAR ENDED MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend income  ............................................................................       $    16,783
                                                                                                       -----------
Total Investment Income ........................................................................            16,783
                                                                                                       -----------
EXPENSES
   Investment advisory fees (Note 2) ...........................................................         3,593,553
   Administration fees (Note 2)  ...............................................................           409,696
   Transfer agency fees  .......................................................................           179,598
   Custody fees  ...............................................................................             1,506
   Registration fees  ..........................................................................            38,131
   Professional fees  ..........................................................................           233,051
   Trustees' fees and expenses  ................................................................            24,178
   Offering costs (Note 1)  ....................................................................            65,522
   Miscellaneous  ..............................................................................            36,257
                                                                                                       -----------
Total Expenses  ................................................................................         4,581,492
                                                                                                       -----------
   Fees waived  ................................................................................          (554,515)
                                                                                                       -----------
Net Expenses  ..................................................................................         4,026,977
                                                                                                       -----------
Net Investment Loss  ...........................................................................        (4,010,194)
                                                                                                       -----------
REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS
   Net realized gain from investments in Portfolio Funds  ......................................           769,684
   Net change in unrealized appreciation (depreciation) of investments in Portfolio Funds                4,902,223
                                                                                                       -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS  ...............................................         5,671,907
                                                                                                       -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................       $ 1,661,713
                                                                                                       ===========

The accompanying notes are an integral part of the financial statements.

10

RYDEX CAPITAL PARTNERS SPHINX FUND
STATEMENT OF CHANGES
IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                     JUNE 30, 2003*
                                                                                YEAR ENDED                  THROUGH
                                                                            MARCH 31, 2005           MARCH 31, 2004
                                                                            --------------           --------------
OPERATIONS
   Net investment loss  ..............................................        $ (4,010,194)            $   (552,268)
   Net realized gain from investments in Portfolio Funds  ............             769,684                       --
   Net change in unrealized appreciation (depreciation)
      of Portfolio Funds  ............................................           4,902,223                2,358,684
                                                                              ------------             ------------
   Increase in Net Assets Resulting From Operations ..................           1,661,713                1,806,416
                                                                              ------------             ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income  ............................................            (179,432)                 (18,656)
   Net realized capital gain from investments  .......................            (148,794)                (215,526)
                                                                              ------------             ------------
   Total Distributions to Shareholders ...............................            (328,226)                (234,182)
                                                                              ------------             ------------
CAPITAL SHARE TRANSACTIONS
INCREASE FROM CAPITAL SHARE TRANSACTIONS (NOTE 5) ....................         142,837,017              118,379,663
                                                                              ------------             ------------
Increase in Net Assets  ..............................................         144,170,504              119,951,897
NET ASSETS--Beginning of Period  .....................................         119,951,897                       --
                                                                              ------------             ------------
NET ASSETS--End of Period (a)  .......................................        $264,122,401             $119,951,897
                                                                              ============             ============
(a) Distributions in excess of net investment income  ................        $ (4,467,878)            $  (437,191)
                                                                              ============             ============

 * Commencement of operations.

 The accompanying notes are an integral part of the financial statements.

                                                                ANNUAL REPORT 11

RYDEX CAPITAL PARTNERS SPHINX FUND

STATEMENT OF
CASH FLOWS                                                                                YEAR ENDED MARCH 31, 2005
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in cash--

Cash flows from operating activities:
   Net increase in net assets from operations  ................................................       $   1,661,713
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activites:
   Purchase of Portfolio Funds ................................................................        (154,490,172)
   Sale of Portfolio Funds  ...................................................................          16,225,056
   Purchase of short-term investments  ........................................................         (13,425,177)
   Sale of short-term investments .............................................................          12,969,710
   Increase in advance for investment in Portfolio Funds ......................................          (7,971,565)
   Increase in receivable for Portfolio Funds sold  ...........................................          (2,329,336)
   Increase in accrued interest and dividends  ................................................                (719)
   Increase in prepaid expenses  ..............................................................              (6,231)
   Decrease in receivable from custodian  .....................................................             355,162
   Decrease in deferred offering costs  .......................................................              65,500
   Increase in payable for Fund shares redeemed  ..............................................          10,210,310
   Increase in payable to investment adviser  .................................................             244,307
   Decrease in payable to custodian  ..........................................................            (355,162)
   Increase in Trustees' fees and expenses  ...................................................               2,710
   Increase in other accrued expenses  ........................................................               7,010
   Realized gain on Portfolio Funds  ..........................................................            (769,684)
   Unrealized appreciation on Portfolio Funds  ................................................          (4,902,223)
                                                                                                      -------------
Net cash used in operating activities  ........................................................        (142,508,791)
                                                                                                      -------------
Cash flows from financing activities:
   Proceeds from Fund shares sold  ............................................................         164,954,078
   Payment on Fund shares redeemed  ...........................................................         (22,487,811)
   Payment on repurchase fees for Fund shares redeemed  .......................................              48,422
   Cash distributions paid  ...................................................................              (5,898)
                                                                                                      -------------
Net cash provided by financing activities  ....................................................         142,508,791
                                                                                                      -------------
Increase (decrease) in cash  ..................................................................                  --

Cash and Cash Equivalents
Beginning of period  ..........................................................................                  --
                                                                                                      -------------
End of period  ................................................................................       $          --
                                                                                                      =============

Supplemental disclosure of cashflow information:

Noncash financing activities not included herein consists of reinvestment of distributions of $322,328.

The accompanying notes are an integral part of the financial statements.

12

RYDEX CAPITAL PARTNERS SPHINX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                    JUNE 30, 2003(1)
                                                                                YEAR ENDED                  THROUGH
                                                                            MARCH 31, 2005           MARCH 31, 2004
                                                                            --------------          ---------------
PER SHARE OPERATING PERFORMANCE
   (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):

NET ASSET VALUE--BEGINNING OF PERIOD  ................................            $ 104.20                 $ 100.00
                                                                                  --------                 --------
INVESTMENT OPERATIONS(2)
   Net investment income (loss)  .....................................               (2.01)                   (1.50)
   Net realized and unrealized gain (loss) on
      investments in Portfolio Funds .................................                1.61                     6.31
                                                                                  --------                 --------
Total from Investment Operations  ....................................               (0.40)                    4.81
                                                                                  --------                 --------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income  ............................................               (0.08)                   (0.05)
   Net realized gain on investments  .................................               (0.06)                   (0.56)
                                                                                  --------                 --------
Total Distributions to Shareholders  .................................               (0.14)                   (0.61)
                                                                                  ========                 ========
REPURCHASE FEES(2,6)  ................................................                0.03                       --
                                                                                  --------                 --------
NET ASSET VALUE--END OF PERIOD .......................................            $ 103.69                 $ 104.20
                                                                                  ========                 ========
TOTAL RETURN(3)  .....................................................             (0.35)%                    4.83%

RATIOS TO AVERAGE NET ASSETS(4):
Gross Expenses(5)  ...................................................               2.23%                    3.36%
Net Expenses(5,6)  ...................................................               1.96%                    1.95%
Net Investment Income  ...............................................              (1.95%)                  (1.95%)

SUPPLEMENTARY DATA:
Portfolio Turnover Rate(3,7)  ........................................               8.16%                    0.00%
Net Assets, End of Period (000's omitted)  ...........................            $264,122                 $119,952

(1) Commencement of operations.

(2) Calculated using the Average Shares Method.

(3) Not annualized for periods less than one year.

(4) Annualized for periods less than one year.

(5) Expenses of underlying Portfolio Funds are excluded from the Fund's expense ratio.

(6) See Note 2.

(7) Represents the lesser of purchases or sales of investments in Portfolio Funds divided by the average value of investments in Portfolio Funds.

The accompanying notes are an integral part of the financial statements.

                                                                ANNUAL REPORT 13

RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Rydex Capital Partners SPhinX Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, closed-end management investment company. The Fund's investment objective is to seek investment returns that substantially correlate with the performance of the Standard & Poor's(R) Hedge Fund Index (the "Index") (before Fund expenses). The Index is an investable benchmark that reflects the performance of a select group of hedge fund managers that pursue investment programs that Standard & Poor's has determined represent the range of major investment strategies employed by hedge funds. The Fund pursues its investment objective by investing its assets primarily in private investment funds and other investment vehicles ("Portfolio Funds") that are managed by these managers ("Portfolio Managers") or by investing in financial instruments that provide investment returns that are linked to the performance of the Index (or to one or more components of the Index). The Fund commenced operations on June 30, 2003.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States and are consistently followed by the Fund.

A. The Fund calculates a net asset value per share ("NAV") monthly as of the close of regular trading (currently 4:00 p.m. Eastern Time) on each of the last two business days of the month. The Fund may determine to calculate its NAV more frequently than monthly.

B. The Board of Trustees (the "Board") has approved procedures pursuant to which the Fund will value its investments in Portfolio Funds at fair value. In accordance with these procedures, fair value of Portfolio Funds ordinarily will be provided by representatives of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported to the Fund. Accordingly, there is inherent uncertainty as to whether the values are necessarily indicative of amounts that the Fund could realize in a current market transaction. Such differences could be material to the Fund. As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that a Portfolio Fund does not report a value to the Fund on a timely basis, the Fund would determine the fair value of its interest in that Portfolio Fund based on the most recent value reported to the Fund, as well as any other relevant information available at the time the Fund values its assets. All of the Fund's investments in Portfolio Funds at March 31, 2005 were fair valued based on values received from representatives of the Portfolio Funds.

14

RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

The objectives of the underlying Portfolio Funds, as stated in their offering memoranda, are as follows:

1. Event Driven Portfolio Funds:

   o Merger Arbitrage

     Portfolio Managers seek to profit by capturing the price differential between the current market price of a security and its expected future value based on the occurrence of a merger or similar corporate reorganization events. These managers tend to utilize fundamental analysis to identify mergers with a higher probability of closing. These managers generally engage in short selling to lock in the price differential of stock for stock mergers. They may also use options hedging and other arbitrage techniques to mitigate risk and capture profits. Positions may be in securities of companies not currently engaged in announced transactions, but which are believed to be undervalued and likely candidates for future mergers or reorganizations.

   o Distressed

     Portfolio Managers generally invest in securities of financially troubled companies (companies involved in bankruptcies, exchange offers, workouts, financial reorganizations, and other special credit event related situations). These managers may seek to identify distressed securities in general or focus on one particular segment of the market (i.e., senior secured debt). Investments may be passively acquired in the secondary market, acquired through participation in merger activity, or acquired with the view toward actively participating in a re-capitalization or restructuring plan. Managers may take an active role and seek representation in management, on the board of directors, and on the credit committee. These managers may deal in marketable and nonmarketable securities, warrants, options, and hybrid instruments. Many of these securities may be restricted and not readily tradable. Since many of these securities are illiquid, price discovery may be severely limited. Due to this limitation, the managers' ability to monitor performance is significantly reduced. Certain Portfolio Managers investing in distressed securities may use leverage.

   o Special Situations

     Portfolio Managers seek to profit by capturing the price differential between the current market price of a security and its expected future value based on the occurrence of a corporate restructuring, reorganization or significant alteration in a company's strategy or product mix. These include, but are not limited to spin-offs, consolidations, acquisitions, transfers of assets, tender offers, exchange offers, rights offers, re-capitalizations, liquidations, and similar transactions. They may also use options hedging and other arbitrage techniques to mitigate risk and capture profits. Positions may be in securities of companies not currently engaged in announced transactions, but which are

                                                                ANNUAL REPORT 15

RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

     believed to be undervalued and likely candidates for future reorganization. Some Portfolio Managers employing this investment strategy may use leverage.

2. Directional/Tactical Portfolio Funds:

   o Macro Fund

     Portfolio Managers employing this investment strategy take long and short positions in the world's major capital and derivative markets. The positions taken by these managers reflect their views in the overall market direction, as influenced by major economic trends and events. These Portfolio Managers often use a high degree of leverage.

   o Long/Short Equity:

     Portfolio Managers employ stock-specific investment strategies that have net exposure to the equity market. Net exposure is defined as the excess of the long market exposure over short market exposure. Strategies typically used by an equity hedge manager include long/short equity and short equity. Long/short equity focuses on fundamental stock selection, both long and short, generally with a long market bias. This strategy is designed to deliver equity-like returns that are derived from the Portfolio Manager's fundamental stock selection and the portfolio's exposure to the market. Portfolio Managers employing this investment strategy may use leverage.

   o Managed Futures

     Portfolio Managers trade in listed financial and commodity markets around the world using futures contracts, forward contracts, options on futures contracts, swaps and other derivative products, and physical commodities. Portfolio Managers that follow a systematic approach tend to take positions based primarily on price and market specific information. Portfolio Managers that follow a discretionary approach analyze price and market specific information as well as broader economic and political fundamentals in taking positions. Both systematic and discretionary approaches rely heavily on computer-generated models to identify trades, determine size of positions and precisely time trades. It is expected that the Portfolio Managers represented in the Index will follow systematic trading approaches.

3. Arbitrage Portfolio Funds:

   o EQUITY MARKET NEUTRAL

     Portfolio Managers attempt to construct portfolios that will generate attractive returns through the development and implementation of sophisticated quantitative and qualitative trading models. Most of these models dictate the purchase of stocks that are expected to perform relatively better than the broader market while, at the same time, selling short those stocks that are expected to perform relatively worse. These Portfolio Managers operate from the premise that they can forecast the relative

16

RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

     performance of specific stocks better than that of the market as a whole, thereby decreasing systematic risk in favor of stock specific risk. These Portfolio Managers also attempt to further control risk by keeping market exposure to a minimum, exhibiting only a slight directional bias (20% on average, over time). Generally, these Portfolio Managers seek to invest in or sell short larger, more liquid stocks. A "market neutral" Portfolio Manager's returns are generated by his or her ability to pick stocks within and across a broad range of sectors, irrespective of the movements of the broader market. Very often a manager's portfolio will comprise long positions in the strongest companies of a given sector and short positions in those showing signs of weakness.

   o Convertible Arbitrage

     Portfolio Managers may purchase a bond that is convertible (either currently convertible or convertible at some future date) into the underlying company's equity. They will hedge the equity exposure of the position by selling short the equity or other related security in a ratio they believe is appropriate. In addition, they may hedge the debt exposure of the position by creating a short position in a related fixed-income security. These Portfolio Managers use a combination of fundamental, empirical and quantitative valuation techniques to identify attractive convertible bonds, and typically use leverage.

   o Fixed Income Arbitrage

     Portfolio Managers may invest or trade in a variety of fixed income securities across several markets. Such Portfolio Managers may look to capture changes in the shape of a country's yield curve (i.e., the spread or difference in yield between different maturities of an issuer, e.g., two year U.S. Treasury Notes versus ten year U.S. Treasury Notes). Trading strategies also may be structured to capture expected changes in credit spreads, such as the difference between the yield on a specific company's debt and the yield on U.S. Treasury securities (e.g., sell a company's bond and buy a Treasury security), or credit spreads within a specific company's capital structure (e.g., buy a company's senior debt and sell short its subordinated debt or equity). They may also focus on mortgage and mortgage related securities. These Portfolio Managers tend to utilize significant amounts of leverage, take both long and short positions and employ options, futures and other derivative strategies.

C. The Fund treats all currency and demand deposits with banks or other financial institutions as cash equivalents.

D. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

                                                                ANNUAL REPORT 17

RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

E. Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States.

Distributions received from Portfolio Funds, whether in the form of cash or securities, are applied as a reduction of the Portfolio Fund's cost.

F. The Fund records all expenses as incurred, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account, legal fees, accounting and auditing fees, custodial fees, transfer agent fees, costs of insurance, registration expenses, certain offering and organization costs, expenses of meetings with Trustees, all costs with respect to communications with shareholders and other types of expenses approved by the Trustees.

G. Deferred offering costs of $262,000 consist of certain legal fees, registration fees and fees related to the mailing and printing of the initial registration statement. Such costs were amortized over a 12 month period beginning with the commencement of operations of the Fund.

H. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Fund pays Rydex Capital Partners I, LLC ("Rydex"), an affiliated entity, a management fee computed and paid monthly in arrears at an annual rate of 1.75% of the Fund's net assets, determined as of the beginning of each month. Certain officers and trustees of the Fund are also officers and directors of Rydex.

Under the terms of an administration agreement, the Fund pays Rydex an administration fee computed and paid monthly in arrears at an annual rate of 0.20% of the Fund's monthly net assets.

Under the terms of a distribution agreement, Rydex Distributors, Inc. (the "Distributor") acts as the distributor of shares of the Fund on a best efforts basis, subject to various conditions. For the year ended March 31, 2005, the Distributor was paid sales commissions of $48,881 in connection with the sale of Fund shares.

18

RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

Rydex has contractually agreed to waive its fees or to pay or absorb the ordinary operating expenses of the Fund to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expense, brokerage commissions, indirect fees associated with the Fund's investment in Portfolio Funds and extraordinary expenses) to not more than 1.95% per annum of the average monthly net assets of the Fund (the "Expense Limitation") through July 31, 2005. The Expense Limitation may not be modified or eliminated except with the approval of the Board of Trustees of the Fund. For the year ended March 31, 2005, Rydex waived investment advisory fees and administration fees of $144,819 and $409,696, respectively.

Repurchase fees, if any, received by the Fund in connection with repurchases of shares will be deemed to offset Fund expenses for purposes of the Expense Limitation. Thus, the Fund's ordinary operating expenses may exceed the Expense Limitation by an amount equal to the amount of the repurchase fees the Fund receives. For the year ended March 31, 2005, the Fund collected repurchase fees in the amount of $48,422.

3. FEDERAL INCOME TAX INFORMATION

The Fund has a tax year end of December 31. The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no provision for Federal income taxes is required. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are due primarily to differing treatments of income and gain on various Portfolio Funds held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

RECLASSIFICATION OF CAPITAL ACCOUNTS

As a result of permanent book-to-tax differences, Statement of Assets and Liabilities reclassifications include:

Distributions in Excess of Net Investment Income .................................  $158,939
Paid-in Capital  .................................................................  (158,939)

These differences are attributable to non-deductible offering and organizational costs and non-deductible excise tax.

DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2004, distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income ......................................................   $1,962,007
Undistributed Long-Term Gain  ......................................................      364,536
Unrealized Appreciation ............................................................    2,504,238
                                                                                       ----------
Total ..............................................................................   $4,830,781
                                                                                       ==========

                                                                ANNUAL REPORT 19

RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

The tax character of distributions paid during the year ended March 31, 2005 and the period ended March 31, 2004 were as follows:

                                                                     YEAR ENDED               PERIOD ENDED
                                                                 MARCH 31, 2005             MARCH 31, 2004
                                                                 --------------             --------------
Ordinary Income  .............................................         $289,377                   $214,333
Long-Term Capital Gain .......................................           38,849                     19,848

4. SECURITIES TRANSACTIONS

The aggregate cost of purchases and the proceeds from sales of interests in Portfolio Funds were $154,490,172 and $16,225,056 for the year ended March 31, 2005, respectively.

5. CAPITAL SHARE TRANSACTIONS

The Fund may issue an unlimited amount of shares of beneficial interest with a par value of $0.01. Capital share transactions for the year ended March 31, 2005 and the period ended March 31, 2004 were as follows:

                                                      YEAR ENDED                        PERIOD ENDED
                                                    MARCH 31, 2005                     MARCH 31, 2004
                                           -----------------------------      ----------------------------
                                              SHARES              AMOUNT         SHARES             AMOUNT
                                           ---------        ------------      ---------       ------------
Sale of Shares  .....................      1,609,736        $164,954,078      1,148,883       $118,146,014
Reinvestment of Distributions .......          3,095             322,328          2,277            233,649
Redemption of Shares ................       (216,853)        (22,487,811)            --                 --
Repurchase Fees .....................             --              48,422             --                 --

6. RISK FACTORS

GENERAL RISKS--Because of the limitation on rights of redemption and the fact that the Fund's Shares ("Shares") will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Fund may invest in Portfolio Funds that do not permit frequent withdrawals and that may invest in illiquid securities, an investment in the Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Fund may offer to repurchase Shares from time to time, there can be no assurance such offers will be made with any regularity.

MULTI-MANAGER RISK--Portfolio Managers pursue their investment programs independently and one Portfolio Manager may enter into transactions that offset the

20

RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

transactions of another Portfolio Manager. This may result in the Fund bearing transaction costs without obtaining any benefit.

Portfolio Funds will not be registered as investment companies under the Investment Company Act and, therefore, the Fund as an investor in Portfolio Funds will not have the benefit of the protections afforded by the Investment Company Act.

The right to receive a performance-based allocation may create an incentive for a Portfolio Manager to make risky investments and may be payable by a Portfolio Fund, and thus indirectly by the Fund, to its Portfolio Manager even if the Fund's overall returns are negative.

There may be little or no means of independently verifying information relating to the investment activities of the Portfolio Funds and, thus, may need to rely on others to ascertain whether Portfolio Managers are adhering to their disclosed investment strategies or their investment or risk management policies.

Each Portfolio Manager generally charges its Portfolio Fund an asset-based management fee and a performance-based allocation. These are in addition to the advisory fee and administration fee paid by the Fund. Investors bear fees and expenses at the Fund level and also indirectly bear fees, expenses and performance-based allocations that are imposed at the Portfolio Fund level.

INSTRUMENT RISK--In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, the use of leverage and short sales and the use of derivatives. Portfolio Funds may "leverage" by using options, swaps, forwards, and other derivative instruments. Although leverage presents opportunities for increasing investment return, it also has the effect of potentially increasing losses as well.

Derivative instruments involve varying degrees of off-balance sheet market risk. Changes in the level or volatility of interest rates, foreign currency exchange rates or the market values of the financial instruments or commodities underlying such derivative instruments frequently result in changes in a Portfolio Fund's net unrealized profit (loss) on such derivative instruments. A Portfolio Fund's exposure to market risk is influenced by a number of factors, including the relationships among the derivative instruments held by the Portfolio Fund as well as the volatility and liquidity in the markets in which such derivative instruments are traded.

The risks associated with exchange-traded contracts are typically perceived to be less than those associated with the over-the-counter transaction (non-exchange traded), because exchanges typically (but not universally) provide clearinghouse arrangements in which the collective credit (in some cases limited in amount, in some cases not) of the members of

                                                                ANNUAL REPORT 21

RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

the exchange is pledged to support the financial integrity of the exchange. In over-the-counter transactions, on the other hand, traders must rely solely on the credit of their respective individual counterparties. Margins, which may be subject to loss in the event of a default, are generally required in exchange trading, and counterparties may require margin in the over-the-counter markets.

TRACKING ERROR RISK--The investment performance of the Fund may fail to track closely the performance of the Index due to various factors, including, but not limited to: the impact of the fees and expenses borne by the Fund, including transaction costs; the inability of the Fund to gain access to one or more Portfolio Funds or Portfolio Managers; and limitations on the Fund's investments resulting from the need to comply with the Fund's investment restrictions or policies, or with regulatory or tax law requirements.

CREDIT RISK--The Portfolio Funds have credit risk associated with counterparty nonperformance.

CONCENTRATION RISK--As a non-diversified fund, the Fund invests in Portfolio Funds that may not have diversified investment portfolios and may, in some cases, concentrate their investments in a single industry or group of related industries.

7. REPURCHASES AND REDEMPTIONS OF SHARES OF THE FUND

No shareholder has the right to require the Fund to redeem its Shares, although the Fund may from time to time repurchase Shares pursuant to written tenders by shareholders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally will be offers to repurchase a specified dollar amount of the Fund's outstanding Shares. Rydex recommended to the Board and the Fund repurchased Shares for the first time on June 30, 2004. Rydex expects to recommend to the Board that the Fund offer to repurchase Shares four times each year, as of the last business day of March, June, September and December. A repurchase fee of 1.00% of the value of Shares repurchased by the Fund will apply if the date as of which the Shares are valued for purpose of repurchase is less than one year following the date of the investor's purchase of the Shares. The repurchase fee is payable to the Fund and deducted before the payment of the proceeds of the repurchase to the shareholder.

8. INDEMNIFICATIONS LIABILITY UNDER SERVICE CONTRACTS

In the normal course of business the Fund enters into service contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF RYDEX CAPITAL PARTNERS SPHINX FUND:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights, present fairly, in all material respects, the financial position of Rydex Capital Partners SPhinX Fund (hereafter referred to as the "Fund") at March 31, 2005 and the results of its operations and its cash flows for the year then ended and the changes in its net assets and financial highlights for the year then ended and for the period June 30, 2003 (commencement of operations) through March 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As explained in Note 1, the financial statements include investments whose fair values have been estimated in accordance with procedures adopted by the Board of Trustees in the absence of readily ascertainable market values. Those estimated values may differ significantly from the value that would have been used had a ready market for the investments existed and the differences could be material.

PricewaterhouseCoopers LLP

May 27, 2005

                                                                ANNUAL REPORT 23

RYDEX CAPITAL PARTNERS SPHINX FUND
ADDITIONAL INFORMATION (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (888) 59RYDEX. This information is also available from the EDGAR database on the SEC's web site at http://www.sec.gov. For the twelve months ended June 30, 2004, the Fund did not vote any proxies.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Effective June 30, 2004, the Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE TAX YEAR

The Fund paid long-term capital gain dividends during the period of $38,849. For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. All net investment income dividends were ordinary income. The percentage of ordinary income distributions designated as qualifying for the corporate dividends received deduction ("DRD") was 11.89%. The percentage of ordinary income distributions designated for the individual qualified dividend rate ("QDI") was 11.89%.

TRUSTEES AND OFFICERS

The management of the Fund, including general supervision of the duties performed for the Fund under the Investment Advisory Agreement (defined below), is the responsibility of the Board. The number of trustees of the Fund is currently set at four (each, a "Trustee" and collectively, the "Trustees"). The identity of the Trustees and officers of the Fund and brief biographical information regarding each Trustee and officer during the past five years is set forth below.

24

RYDEX CAPITAL PARTNERS SPHINX FUND
ADDITIONAL INFORMATION (Unaudited) (continued)
--------------------------------------------------------------------------------

One of the Trustees is deemed to be an "interested person" of the Fund, as defined by the Investment Company Act, because he is an officer and employee of Rydex or its affiliates. Each Trustee and officer of the Fund was appointed on March 25, 2003, with the exception of Joanna M. Haigney and Nick Bonos, who were appointed on November 11, 2003 and December 16, 2003, respectively. Trustees will each serve an indefinite term of office and officers of the Fund will be elected annually.

                                                                                     NUMBER OF
                                                                                      FUNDS IN
                                                                                        FUND            OTHER
                            POSITION(S)                     PRINCIPAL                 COMPLEX       DIRECTORSHIPS
NAME, CONTACT ADDRESS          HELD        BEGAN        OCCUPATIONS DURING            OVERSEEN         HELD BY
  AND YEAR OF BIRTH         WITH FUND     SERVING           PAST 5 YEARS             BY TRUSTEE        TRUSTEE
-------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

John Demaret                 Trustee      March         Retired.                          1         Rydex Global
Rydex Capital Partners                    2003                                                      Advisors:
9601 Blackwell Road                                                                                 Rydex Series
Suite 500                                                                                           Funds, Rydex
Rockville, MD 20850                                                                                 Dynamic
Born: February 17, 1940                                                                             Funds, Rydex
                                                                                                    ETF Funds,
                                                                                                    Rydex
                                                                                                    Variable Funds.

Werner E. Keller             Trustee      March         Retired (since 2001);             1         None
Rydex Capital Partners                    2003          Chairman, Centurion
9601 Blackwell Road                                     Capital Management (a
Suite 500                                               Registered Independent
Rockville, MD 20850                                     Advisor) (1991 to 2001).
Born: June 27, 1940

Thomas F. Lydon, Jr.         Trustee      March         President, GlobalTrends           1         Director, U.S.
Rydex Capital Partners                    2003          Investments (a Registered                   Global
9601 Blackwell Road                                     Independent Advisor)                        Investors, Inc.
Suite 500                                               (since 1996).                               (since 1997),
Rockville, MD 20850                                                                                 Chairman,
Born: January 6, 1960                                                                               Make-a-Wish
                                                                                                    Foundation of
                                                                                                    Orange County
                                                                                                    (since 1999).

                                                                ANNUAL REPORT 25

RYDEX CAPITAL PARTNERS SPHINX FUND
ADDITIONAL INFORMATION (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                    FUNDS IN
                                                                                      FUND             OTHER
                           POSITION(S)                   PRINCIPAL                   COMPLEX       DIRECTORSHIPS
NAME, CONTACT ADDRESS        HELD         BEGAN      OCCUPATIONS DURING              OVERSEEN         HELD BY
  AND YEAR OF BIRTH        WITH FUND     SERVING        PAST 5 YEARS                BY TRUSTEE        TRUSTEE
-----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

Michael P. Byrum           Trustee/      March       President, Rydex Capital           1          None
Rydex Capital Partners     President     2003        Partners (a Registered
9601 Blackwell Road                                  Independent Advisor),
Suite 500                                            Vice President, Rydex
Rockville, MD 20850                                  ETF Trust (since 2002);
Born: July 2, 1970                                   Vice President, Rydex
                                                     Series Funds (since 1997);
                                                     Vice President, Rydex
                                                     Dynamic Funds (since
                                                     1999); Executive Vice
                                                     President and Senior
                                                     Portfolio Manager,
                                                     PADCO Advisors, Inc.
                                                     (investment adviser)
                                                     (since 1993); Executive
                                                     Vice President and
                                                     Senior Portfolio Manager,
                                                     PADCO Advisors II, Inc.
                                                     (investment adviser)
                                                     (since 1996); Secretary,
                                                     Rydex Distributors, Inc.
                                                     (Fund's distributor)
                                                     (since 1996).

26

RYDEX CAPITAL PARTNERS SPHINX FUND
ADDITIONAL INFORMATION (Unaudited) (concluded)
--------------------------------------------------------------------------------

                                                                                         NUMBER OF
                                                                                         FUNDS IN
                                                                                           FUND             OTHER
                            POSITION(S)     LENGTH OF           PRINCIPAL                COMPLEX        DIRECTORSHIPS
NAME, CONTACT ADDRESS          HELD           TIME         OCCUPATIONS DURING            OVERSEEN          HELD BY
  AND YEAR OF BIRTH          WITH FUND       SERVED            PAST 5 YEARS              BY TRUSTEE        TRUSTEE
---------------------------------------------------------------------------------------------------------------------
OFFICERS

Carl G.Verboncouer             Vice         March          Vice President and                 N/A       N/A
Rydex Capital Partners      President       2003           Treasurer, Rydex ETF
9601 Blackwell Road                                        Trust (since 2002);
Suite 500                                                  Vice President and
Rockville, MD 20850                                        Treasurer, Rydex Series
Born: November 23, 1952                                    Funds (since 1997);
                                                           Vice President and
                                                           Treasurer, Rydex Variable
                                                           Trust (since 1998);Vice
                                                           President and Treasurer,
                                                           Rydex Dynamic Funds
                                                           (since 1999); Executive
                                                           Vice President, Rydex
                                                           Fund Services, Inc.
                                                           (since 2000);Vice
                                                           President, Rydex
                                                           Distributors, Inc.
                                                           (since 1997).

Nick Bonos                  Treasurer/      December       Senior Vice President,             N/A       N/A
Rydex Capital Partners       Principal      2003           Rydex Fund Services, Inc.
9601 Blackwell Road          Financial                     (Fund's distributor) (since
Suite 500                    Officer                       2003);Vice President of
Rockville, MD 20850                                        Accounting, Rydex Fund
Born: May 30, 1963                                         Services, Inc.
                                                           (2000 to 2002).

Joanna M. Haigney(1)        Secretary       November       Secretary of Rydex Capital         N/A       N/A
Rydex Capital Partners                      2003           Partners (since 2003);
9601 Blackwell Road                                        Assistant Secretary, Rydex
Suite 500                                                  Series Funds (since 2000);
Rockville, MD 20850                                        Assistant Secretary, Rydex
Born: October 10, 1966                                     Variable Trust (since 2000);
                                                           Assistant Secretary, Rydex
                                                           ETF Trust (since 2003);
                                                           Vice President of
                                                           Compliance, Rydex Fund
                                                           Services (since 2000);
                                                           Assistant Secretary, Rydex
                                                           Dynamic Funds (since
                                                           2000); Assistant Secretary,
                                                           Rydex Distributors, Inc.
                                                           (Fund's distributor)
                                                           (since 2000).

(1) Joanna M. Haigney was appointed Chief Compliance Officer in September 2004.

                                                                ANNUAL REPORT 27
--------------------------------------------------------------------------------

This page intentionally left blank.

[LOGO OF RYDEXINVESTMENTS] RYDEXINVESTMENTS
           ESSENTIAL FOR MODERN MARKETS(TM)

           9601 Blackwell Road o Suite 500 o Rockville, MD 20850
           www.rydexinvestments.com o 800.820.0888

           RCPSAR-3

                                [GRAPHICS OF RYDEX CAPITAL PARTNERS SPHINX FUND]

ITEM 2. CODE OF ETHICS
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

(c) During the fiscal year ended March 31, 2005, the Registrant's Code of Ethics was consolidated with those of (1) Registrant's investment adviser ("Adviser")and distributor and certain affiliates thereof and (2) other investment companies managed by the Adviser. In addition, the Registrant's Code was amended to require covered persons to report transactions in investment companies managed by the Adviser and to require covered persons to report all securities transactions and securities accounts (as defined in the Code) within 30 days rather than 10 days of the calendar quarter end.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
At a regular meeting of the Board of Trustees held on November 11, 2003, the Board unanimously approved a resolution appointing Mr. Werner Keller as the Audit Committee "financial expert" as that term is defined in the Securities and Exchange Commission in Form N-CSR, to serve until his successor is elected or qualifies or until his earlier death, resignations or removal.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $85,028 in 2004 and $110,000 in 2005.

(b) Audit-Related Fees - There were no audit-related fees billed to the Registrant in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees - There were no fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning.

(d) Other Fees - There were no other fees billed in the Reporting Periods for products and services provided to the Registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.

(e)(1) Pursuant to the Trust's Audit Committee Charter, the Audit Committee is responsible for (1) re-approving all audit and non-audit services rendered to the Registrant and (2) all non-audit services that the Registrant's independent auditors provide to the Registrant's investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides services to the Registrant. Non-audit services that are deemed "de minimus" as that term is defined in the Securities Exchange Act of 1934, as amended do not require pre-approval.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable as less than 50%.

(g) There were no aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods. The aggregate non-audit fees billed by the principal accountant for services rendered to the investment adviser were $16,000 in 2004 and $18,000 in 2005.

(h) The Registrant's Audit Committee has considered whether the provision of any non-audit services rendered to the investment adviser, to the extent applicable, that were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. Any services provided by the principal accountant to the Registrant or to the investment adviser requiring pre-approval were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS
Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

                              RYDEX GLOBAL ADVISORS
                      PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

     PADCO Advisors, Inc., PADCO Advisors II, Inc. and their investment adviser affiliates, together doing business as Rydex Global Advisors ("RGA"), generally is responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth RGA's policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

     o    Adopt  and  implement  written  policies  and  procedures   reasonably
          designed to ensure that we vote client securities in the best interest of clients;

     o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

     o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II. Proxy Voting Policies and Procedures

     A. Proxy Voting Policies

     Proxies may have economic value and, where RGA is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

     The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between RGA and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in
Section III, below.

     B. Proxy Voting Procedures

     RGA utilizes the services of an outside proxy voting firm, Investor Responsibility Research Center, Inc. ("IRRC"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from RGA, IRRC will vote proxies in accordance with the proxy voting guidelines

(the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by RGA's portfolio management group (the "Committee"). Under its arrangement with IRRC, RGA has agreed to:

     o provide IRRC with a copy of the Guidelines and to inform IRRC promptly of any changes to the Guidelines;

     o deliver to IRRC, on a timely basis, all documents, information and materials necessary to enable IRRC to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to IRRC a power of attorney with respect to the services to be provided hereunder and providing IRRC on a timely basis with RGA's authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by IRRC of its duties);

     o provide IRRC with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

     o coordinate with IRRC with respect to the classification of a proxy items for the treatment of items not clearly defined under the Guidelines.

III. Resolving Potential Conflicts of Interest

     The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

     o managing a pension plan for a company whose management is soliciting proxies;

     o    significant  business   relationship  -  having  a  material  business
          relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast;

     o significant personal/family relationship - RGA, its employees or affiliates have a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

     To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interests, if a potential conflict of interest exists RGA will instruct IRRC to vote in accordance with the established Guidelines. In the absence of established Guidelines (E.G., in instances where the Guidelines provide for a "case-by-case" review), RGA may vote a proxy regarding that proposal in any of the following manners:

          o REFER PROPOSAL TO THE CLIENT - RGA may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

          o OBTAIN CLIENT RATIFICATION - If RGA is in a position to disclose the conflict to the client (I.E., such information is not confidential), RGA may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how RGAd will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

          o USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, RGA may vote all proposals in a proxy according to the policies of an independent third party, such as IRRC or a similar entity (or to have the third party vote such proxies).

          o USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, RGA may use an independent third party (such as IRRC) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV. Securities Subject to Lending Arrangements

     For various legal or administrative reasons, RGA is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. RGA will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, RGA may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the clients' custodians for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in RGA's judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V. Special Issues with Voting Foreign Proxies

     Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), RGA may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI. Assistance with Form N-PX and Proxy Voting Record

     RGA shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which RGA, or IRRC as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

     (i)    The name of the issuer of the portfolio security;

     (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

     (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

     (iv)   The shareholder meeting date;

     (v)    A brief identification of the matter voted on;

     (vi) Whether the matter was proposed by the issuer or by a security holder;

     (vii) Whether RGA (or IRRC as its agent) cast the client's vote on the matter;

     (viii) How RGA (or IRRC as its agent) cast the client's vote (E.G., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (ix) Whether RGA (or IRRC as its agent) cast the client's vote for or against management.

VII. Disclosure of How to Obtain Voting Information

     On or before August 6, 2003, Rule 206(4)-6 requires RGA to disclose in response to any client request how the client can obtain information from RGA on how its securities were voted. RGA will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to RGA. Upon receiving a written request from a client, RGA will provide the information requested by the client within a reasonable amount of time.

     Rule 206(4)-6 also requires RGA to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. RGA will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, RGA will provide a copy of this policy within a reasonable amount of time.

     If approved by the client, this policy and any requested records may be provided electronically.

VIII. Recordkeeping

     RGA shall keep the following records for a period of at least five years, the first two in an easily accessible place:

     (i)    A copy of this Policy;

     (ii)   Proxy Statements received regarding client securities;

     (iii)  Records of votes cast on behalf of clients;

     (iv) Any documents prepared by RGA that were material to making a decision how to vote, or that memorialized the basis for the decision; and

     (v)    Records of client requests for proxy voting information.

     With respect to RGA's Fund clients, the Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by RGA. Additionally, RGA may keep Fund client records as part of RGA's records.

     RGA may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by RGA that are maintained with a third party, such as IRRC, provided that RGA has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                              RYDEX GLOBAL ADVISORS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

     RGA believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, RGA will generally vote with management on "routine items" of a corporate administrative nature. RGA will generally review all "non-routine items" (E.G., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS
A. Director Nominees in Uncontested Elections                                           Vote With Mgt.
B. Chairman and CEO is the Same Person                                                  Vote With Mgt.
C. Majority of Independent Directors                                                    Vote With Mgt.
D. Stock Ownership Requirements                                                         Vote With Mgt.
E. Limit Tenure of Outside Directors                                                    Vote With Mgt.
F. Director and Officer Indemnification and Liability Protection                        Vote With Mgt.
G. Eliminate or Restrict Charitable Contributions                                       Vote With Mgt.

PROXY CONTESTS
A. Voting for Director Nominees in Contested Election                                   Vote With Mgt.
B. Reimburse Proxy Solicitation                                                         Vote With Mgt.

AUDITORS
A. Ratifying Auditors                                                                   Vote With Mgt.

PROXY CONTEST DEFENSES
A. Board Structure - Classified Board                                                   Vote With Mgt.
B. Cumulative Voting                                                                    Vote With Mgt.
C. Shareholder Ability to Call Special Meetings                                         Vote With Mgt.

TENDER OFFER DEFENSES
A. Submit Poison Pill for shareholder ratification                                      Case-by-Case
B. Fair Price Provisions                                                                Vote With Mgt.
C. Supermajority Shareholder Vote Requirement                                           Vote With Mgt.
   To Amend the Charter or Bylaws
D. Supermajority Shareholder Vote Requirement                                           Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS
A. Confidential Voting                                                                  Vote With Mgt.
B. Equal Access                                                                         Vote With Mgt.
C. Bundled Proposals                                                                    Vote With Mgt.

CAPITAL STRUCTURE
A. Common Stock Authorization                                                           Vote With Mgt.
B. Stock Splits                                                                         Vote With Mgt.
C. Reverse Stock Splits                                                                 Vote With Mgt.
D. Preemptive Rights                                                                    Vote With Mgt.
E. Share Repurchase Programs                                                            Vote With Mgt.


EXECUTIVE AND DIRECTOR COMPENSATION
A. Shareholder Proposals to Limit Executive and                                         Case-by-Case
   Directors Pay
B. Shareholder Ratification of Golden and Tin Parachutes                                Vote With Mgt.
C. Employee Stock Ownership Plans                                                       Vote With Mgt.
D. 401(k) Employee Benefit Plans                                                        Vote With Mgt.

STATE OF INCORPORATION
A. Voting on State Takeover Plans                                                       Vote With Mgt.
B. Voting on Reincorporation Proposals                                                  Vote With Mgt.

MERGERS AND COPORATE RESTRUCTURINGS
A. Mergers and Acquisitions                                                             Case-by-Case
B. Corporate Restructuring                                                              Vote With Mgt.
C. Spin-Offs                                                                            Vote With Mgt.
D. Liquidations                                                                         Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES
A. Issues with Social/Moral Implications                                                Vote With Mgt.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Trust has not adopted procedures by which shareholders may recommend nominees to the Trust's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not Applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        RYDEX CAPITAL PARTNERS SPHINX FUND

By       /s/ Michael P. Byrum
         ---------------------------
         Michael P. Byrum, President

Date     June 1, 2005
         ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ Michael P. Byrum
         -----------------------------------
         Michael P. Byrum, President

Date     June 1, 2005
         -----------------------------------


By       /s/ Nick Bonos
         -----------------------------------
         Nick Bonos, Treasurer

Date     June 1, 2005
         -----------------------------------